UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                             615 EAST MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
              (Registrant's telephone number, including area code)

Date of fiscal year end:  JUNE 30, 2006
                          -------------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

(HIGH POINTE LOGO)

                         HIGH POINTE SELECT VALUE FUND
                       HIGH POINTE SMALL CAP EQUITY FUND

                                 ANNUAL REPORT
                                 JUNE 30, 2006

                               HIGH POINTE FUNDS
                         1110 LAKE COOK ROAD, SUITE 372
                         BUFFALO GROVE, ILLINOIS  60089
                      SHAREHOLDER SERVICES (800) 984-1099

August 9, 2006

Dear Shareholder:

I am pleased to have the opportunity to share with you my thoughts regarding the economic environment, our investment strategy and the performance of High Pointe Funds.

ECONOMIC ENVIRONMENT

Signs of risk have abounded in world markets in recent months. Central banks around the world have raised interest rates to combat inflation, and oil prices have remained stubbornly high because of tensions in the Middle East. As a result, most markets have given back some of their gains during the last few months.

With hindsight, one way to thrive in recent time periods would have been to use a momentum-driven strategy, i.e., invest in stocks that have already appreciated in value. A study done by Sanford Bernstein documents the efficacy of such a strategy and compares it to a value investing strategy based on buying stocks that have the lowest price-to-normalized-earnings ratio. This study shows that over the long-run, both momentum and value investing styles have worked well and, in fact, value investing has performed better than momentum investing. Recently, however, value investing has been out of favor while momentum investing has thrived. The study results are summarized below.

                                                JAN 1963 -      JUNE 2005 -
                                                 MAY 2006         MAY 2006
                                                ----------      -----------
Efficacy of Value Investing Strategy --
Performance of Low P/E Stocks
  Relative to High P/E stocks1<F1>                 + 13%           - 16%

Efficacy of Momentum Investing Strategy --
Performance of High Momentum Stocks
  Relative to Low Momentum Stocks2<F2>             + 11%           + 16%

Source: Quantitative Handbook, June 2006, published by Sanford C. Bernstein

1<F1> The denominator of P/E ratio here is Normalized Earnings as calculated by Sanford Bernstein
2<F2> Momentum is defined as price change over last nine months. High momentum stocks are those with best nine-month return.

The short term failure of this valuation-based strategy is not an indication that value investing is dead. If anything, it points out the upside potential of this strategy, in our opinion, for those who are willing to take a less popular position.

One sector that has been a clear beneficiary of momentum investing is the energy sector. Oil prices have remained high despite signs of demand growth decelerating and inventories rising. Tensions in the Middle East have added a significant risk premium to oil prices.

Although oil prices have enjoyed a sustained increase over the last two and a half years, it would be imprudent to assume oil is no longer a cyclical commodity. The recent 60% drop in a sister commodity, natural gas, is a stark reminder of the inherent cyclicality of commodities. The chart below compares the price action in oil and natural gas over the last 2-1/2 years.

               Oil and Gas Price Indexes
                   (12/31/2003 = 100)

     Date        Oil Price       Natural Gas Price
     ----        ---------       -----------------
    Dec-03         100.00              100.00
    Jan-04         102.53               87.20
    Feb-04          99.21               87.51
    Mar-04         110.04               95.86
    Apr-04         110.00               94.72
    May-04         127.81              104.09
    Jun-04         116.12               99.45
    Jul-04         125.40               98.76
    Aug-04         143.86               81.98
    Sep-04         137.48              109.79
    Oct-04         167.19              140.98
    Nov-04         149.39              123.12
    Dec-04         132.61               99.35
    Jan-05         150.71              102.13
    Feb-05         164.76              108.74
    Mar-05         179.10              123.65
    Apr-05         172.00              106.40
    May-05         169.96              104.86
    Jun-05         182.89              112.80
    Jul-05         195.39              127.40
    Aug-05         219.97              185.36
    Sep-05         208.88              224.93
    Oct-05         191.18              197.20
    Nov-05         181.24              203.38
    Dec-05         193.98              181.37
    Jan-06         217.11              150.53
    Feb-06         203.29              108.48
    Mar-06         217.31              116.50
    Apr-06         236.92              105.91
    May-06         231.72              103.15
    Jun-06         245.80               98.63

Source: Factset Research Systems Inc.

Many investors, including ourselves, have been waiting for mean reversion in risk premium, commodities prices, oil prices, and small cap stocks' relative overvaluation. For a brief period in May and early part of June 2006, markets did experience a sharp, but short-lived, mean reversion before a slide back to their momentum-driven ways. So, the tug of war between momentum and valuation is on. Given our long-term valuation focus, we are counting on valuation winning at the end.

FUND PERFORMANCE

It was a disappointing year from a performance perspective for us as both of our Funds underperformed their benchmarks during the fiscal year ended June 30, 2006, as summarized below. A discussion of our investment strategy, including an explanation of the underperformance, follows in the next section.

                               HIGH POINTE FUNDS
                             INVESTMENT PERFORMANCE
                        For Periods Ending June 30, 2006

                                               LAST 12    SINCE INCEPTION1<F3>
                                                MONTHS        (ANNUALIZED)
                                               -------    --------------------
 HIGH POINTE SELECT VALUE FUND (HPSVX)           2.75%            3.24%
   Russell 1000 Value Index                     12.10%            9.10%

 HIGH POINTE SMALL CAP EQUITY FUND (HPSCX)      10.31%            8.86%
   Russell 2000 Index                           14.58%            8.27%

 1<F3>   Inception Date: December 28, 2004

 Performance data quoted represents past performance; past performance does not guarantee future results. The principal value and return of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than the initial investment. Performance current to the most recent month-end may be lower or higher than the performance quoted and may be obtained by calling 800-984-1099. The Select Value Fund imposes a 1.00% redemption fee on shares held for less than 3 months. The Small Cap Equity Fund imposes a 2.00% redemption fee on shares held for less than 3 months. Performance does not reflect redemption fee. Had the fee been included, returns would be lower.

INVESTMENT STRATEGY

HIGH POINTE SELECT VALUE FUND

Our Select Value strategy identifies stocks whose valuation does not accurately reflect our assessment of the quality of the underlying businesses and their growth prospects. Our assessment of business quality takes into account companies' intangible assets such as barriers to entry, degree of competition, pricing power, etc. Typically, this process leads us to underweight commodity-oriented sectors such as energy and raw materials, as well as highly regulated sectors such as utilities.

Underweighting energy, raw materials, and utilities sectors has had a significant negative influence on our relative performance because these three sectors have been among the best performers in recent periods. In addition, this year our portfolio suffered from an ill-timed investment in Lear Corporation. Lear is one of the largest auto parts companies in the country. Its stock came under pressure as General Motors' market share decline and Delphi's bankruptcy had a contagion effect throughout the auto industry. As industry conditions deteriorated, we reassessed our position and concluded that the contagion had increased risks to our investment to unacceptable levels. Consequently, we eliminated our position in Lear. In the past, some of our best investment ideas have been contrarian in flavor but, with hindsight, this one was clearly a mistake.

Our technology holdings have had a mixed effect on results in recent periods. Our picks in early 2005, Hewlett-Packard and Agilent, had very strong returns. As both of these securities appreciated in value and reached our price targets, we sold them towards the end of 2005 and invested the proceeds in Dell and Microsoft. Our new investments have so far penalized our results because Dell's revenue and margins have come in below expectations and Microsoft has had to increase its capital expenditure. We believe that the problems facing both of these companies are fixable and short-term in nature and their valuation is quite compelling.

Recent purchases in our portfolio include Sprint Nextel, UnitedHealth Group and EMC Corporation. The stocks of all three companies had declined significantly prior to our purchase. We believe that all of them enjoy strong growth opportunities and, with recent price declines, their risk-return tradeoff is attractive.

Over the last twelve months our portfolio's weighted average market capitalization has increased markedly from $41 billion to $81 billion. Large cap stocks have underperformed smaller stocks for several years now and we feel that has created better opportunities in the larger cap segment. Therefore, we have repositioned our portfolio to take advantage of the perceived undervaluation of large cap stocks.

HIGH POINTE SMALL CAP EQUITY FUND

High Pointe Small Cap Equity Fund suffered from the same phenomenon that impacted our Select Value Fund, i.e., underweighting in energy, raw materials and utilities. However, the impact has been moderated substantially by the fact that several of the Fund's holdings have been acquired at substantial premiums over the last 12 months.

Some of the securities that have had a significant negative impact on performance over the last 12 months include Lear, Plantronics, Avid Technology, and Radio Shack. Lear was eliminated from the portfolio as discussed above. Plantronics has executed poorly but the drop in its price has been more than commensurate with the decline in our estimate of its fair value. Therefore, we have retained it in our portfolio, albeit at a reduced target price. Avid Technology's revenue has come in lower then expected but we believe its product portfolio and competitive positioning is enviable and, given time, we expect the operating statistics and stock price to improve. Radio Shack has performed poorly in recent years, but its recent hiring of Julian Day as CEO and the resulting boost in its stock price points to the hidden value this company represents.

Companies in our portfolio that were acquired at substantial premiums during the last 12 months include York International, Reebok, Investors Financial, Imagistics, Westcorp and Diagnostics Products. We attempt to hold a number of companies with significant free cash flows and reasonable valuations in our portfolio. Such companies are often on the target list for private equity funds. As funds available to private equity funds have grown, it has benefited our portfolio.

Recent additions to our portfolio are companies in niche industries such as car auctions (Adesa), magazines (Readers Digest), and outpatient surgery centers (United Surgical). In addition, we have found opportunities in out-of-favor industries such as home mortgages (American Home Mortgage) and coal (Alpha Natural Resources).

SUMMARY

It was a disappointing quarter from a performance perspective for High Pointe. It reminds us a little bit of the summer of 2002 when our stock selection was out-of-sync with the prevailing market sentiment. In that time period, investors were dumping high quality technology and telecom names in favor of consumer staples stocks. Today, they are dumping stocks in the technology, retail and home mortgage sectors in favor of energy, utilities and commodities. We are taking the downturn in industries we consider attractive to upgrade the quality of our portfolio without paying a premium for the upgrade, and are quietly confident of the merit of our value-based investment strategy.

We are pleased and grateful to have you as a client, and will work hard to retain your confidence and trust.

Sincerely,

/s/Gautam Dhingra

Gautam Dhingra, CFA
Portfolio Manager
CEO, High Pointe Capital Management, LLC

Must be preceded or accompanied by a prospectus.

The information provided herein represents the opinion of High Pointe Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in the report for more information on fund holdings.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index. P/E is defined as Price/Earnings. Free cash flow is defined as earnings plus non cash charges such as depreciation and amortization minus capital expenditure.

                         HIGH POINTE SELECT VALUE FUND
        Comparison of the change in value of a $10,000 investment in the
         High Pointe Select Value Fund vs the Russell 1000 Value Index

        Date        High Pointe Select Value Fund      Russell 1000 Value Index
        ----        -----------------------------      ------------------------
     12/28/2004                $10,000                          $10,000
     12/31/2004                $10,050                           $9,994
      3/31/2005                 $9,670                          $10,002
      6/30/2005                $10,210                          $10,170
      9/30/2005                $10,220                          $10,565
     12/31/2005                $10,481                          $10,699
      3/31/2006                $10,795                          $11,333
      6/30/2006                $10,491                          $11,400

TOTAL RETURN:

                                          1 Year       Since Inception*<F4>
                                          ------       --------------------
     High Pointe Select Value Fund         2.75%              3.24%
     Russell 1000 Value Index             12.10%              9.10%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-984-1099.

Returns reflect reinvestment of dividends and capital gains distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

*<F4>   Commencement of operations on December 28, 2004.

FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

                       HIGH POINTE SMALL CAP EQUITY FUND
  Comparison of the change in value of a $10,000 investment in the High Pointe
   Small Cap Equity Fund vs the Russell 2000 Index and the Russell 2500 Index

                      High Pointe Small          Russell          Russell
       Date            Cap Equity Fund         2000 Index        2500 Index
       ----            ---------------         ----------        ----------
    12/28/2004             $10,000              $10,000           $10,000
    12/31/2004             $10,050               $9,960           $10,001
     3/31/2005              $9,900               $9,429            $9,687
     6/30/2005             $10,300               $9,836           $10,125
     9/30/2005             $11,170              $10,297           $10,620
    12/31/2005             $11,151              $10,414           $10,812
     3/31/2006             $12,091              $11,866           $12,017
     6/30/2006             $11,362              $11,269           $11,495

TOTAL RETURN:

                                             1 Year      Since Inception*<F5>
                                             ------      --------------------
     High Pointe Small Cap Equity Fund       10.31%              8.86%
     Russell 2000 Index                      14.58%              8.27%
     Russell 2500 Index                      13.53%              9.71%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-984-1099.

Returns reflect reinvestment of dividends and capital gains distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index.

*<F5>   Commencement of operations on December 28, 2004.

FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

                               HIGH POINTE FUNDS

EXPENSE EXAMPLE - JUNE 30, 2006 (UNAUDITED)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/06 - 6/30/06).

ACTUAL EXPENSES

The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund per the advisory agreement. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING        ENDING          EXPENSES PAID
                           ACCOUNT VALUE  ACCOUNT VALUE       DURING PERIOD
                              1/1/06         6/30/06      1/1/06 - 6/30/06*<F6>
                           -------------  -------------   ---------------------
ACTUAL
   Select Value Fund         $1,000.00      $1,001.00             $4.96
   Small Cap Equity Fund     $1,000.00      $1,018.90             $5.76
HYPOTHETICAL (5% RETURN
  BEFORE EXPENSES)
   Select Value Fund         $1,000.00      $1,019.84             $5.01
   Small Cap Equity Fund     $1,000.00      $1,019.09             $5.76

*<F6> Expenses are equal to an annualized expense ratio of 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

                               HIGH POINTE FUNDS

ALLOCATION OF PORTFOLIO ASSETS - JUNE 30, 2006 (UNAUDITED)

                         HIGH POINTE SELECT VALUE FUND

               Consumer Discretionary                       19.7%
               Consumer Staples                              9.5%
               Financials                                   32.6%
               Health Care                                  10.9%
               Industrials                                   9.9%
               Information Technology                       12.9%
               Telecommunication Services                    3.9%
               Short-Term Investments                        0.6%

                       HIGH POINTE SMALL CAP EQUITY FUND

               Consumer Discretionary                       30.4%
               Consumer Staples                              4.9%
               Energy                                        4.4%
               Financials                                    8.2%
               Health Care                                   2.5%
               Industrials                                  24.7%
               Information Technology                       16.1%
               Materials                                     5.5%
               Short-Term Investments                        3.3%

                         HIGH POINTE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006

  Shares     COMMON STOCKS: 99.4%                                     Value
  ------     --------------------                                     -----
             BEVERAGES: 3.9%
    24,600   Molson Coors Brewing Co., Class B                     $ 1,669,848
                                                                   -----------
             CAPITAL MARKETS: 3.6%
    47,200   Bank of New York Co., Inc.                              1,519,840
                                                                   -----------
             COMMERCIAL SERVICES & SUPPLIES: 4.5%
   116,350   Cendant Corp.                                           1,895,341
                                                                   -----------
             COMPUTERS & PERIPHERALS: 7.6%
    74,950   Dell, Inc. (a)<F7>                                      1,829,530
   125,000   EMC Corp. (a)<F7>                                       1,371,250
                                                                   -----------
                                                                     3,200,780
                                                                   -----------
             CONSUMER FINANCE: 3.7%
    18,500   Capital One Financial Corp.                             1,580,825
                                                                   -----------
             DIVERSIFIED FINANCIAL SERVICES: 4.8%
    42,500   Citigroup, Inc.                                         2,050,200
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION SERVICES: 3.9%
    81,650   Sprint Nextel Corp.                                     1,632,184
                                                                   -----------
             FOOD & STAPLES RETAILING: 5.5%
    48,550   Wal-Mart Stores, Inc.                                   2,338,654
                                                                   -----------
             HEALTH CARE PROVIDERS & SERVICES: 3.4%
    32,200   UnitedHealth Group, Inc.                                1,441,916
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE: 3.6%
    43,600   GTECH Holdings Corp.                                    1,516,408
                                                                   -----------
             INDUSTRIAL CONGLOMERATES: 5.4%
    83,100   Tyco International Ltd. (b)<F8>                         2,285,250
                                                                   -----------
             INSURANCE: 8.3%
    35,350   American International Group, Inc.                      2,087,417
    22,950   XL Capital Ltd., Class A (b)<F8>                        1,406,835
                                                                   -----------
                                                                     3,494,252
                                                                   -----------
             INTERNET & CATALOG RETAIL: 6.7%
    54,950   Expedia, Inc. (a)<F7>                                     822,601
    38,950   IAC/InteractiveCorp (a)<F7>                             1,031,786
    56,050   Liberty Media Holding Corp. -
               Interactive, Class A (a)<F7>                            967,423
                                                                   -----------
                                                                     2,821,810
                                                                   -----------
             MEDIA: 6.6%
    58,050   Comcast Corp., Class A (a)<F7>                          1,900,557
    10,560   Liberty Media Holding Corp. -
               Capital, Class A (a)<F7>                                884,611
                                                                   -----------
                                                                     2,785,168
                                                                   -----------
             PHARMACEUTICALS: 7.5%
    54,500   Pfizer, Inc.                                            1,279,115
    38,550   Sanofi-Aventis - ADR                                    1,877,385
                                                                   -----------
                                                                     3,156,500
                                                                   -----------
             SOFTWARE: 5.4%
    97,150   Microsoft Corp.                                         2,263,595
                                                                   -----------
             SPECIALTY RETAIL: 2.9%
    49,450   Rent-A-Center, Inc. (a)<F7>                             1,229,327
                                                                   -----------
             THRIFTS & MORTGAGE FINANCE: 12.1%
    47,850   Countrywide Financial Corp.                             1,822,128
    37,400   Fannie Mae                                              1,798,940
    26,550   Freddie Mac                                             1,513,615
                                                                   -----------
                                                                     5,134,683
                                                                   -----------
             TOTAL COMMON STOCKS
               (Cost $42,296,378)                                   42,016,581
                                                                   -----------
   Par       SHORT-TERM INVESTMENTS: 0.6%
   ---       ----------------------------
             FHLB Discount Note
  $254,000     4.602%, 7/3/2006                                        253,935
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (Cost $253,935)                                         253,935
                                                                   -----------
             TOTAL INVESTMENTS IN SECURITIES
               (Cost $42,550,313): 100.0%                           42,270,516
             Other Assets in Excess of Liabilities: 0.00%                8,151
                                                                   -----------
             NET ASSETS: 100.00%                                   $42,278,667
                                                                   -----------
                                                                   -----------

ADR - American Depositary Receipt.
FHLB - Federal Home Loan Bank.
(a)<F7>   Non-income producing security.
(b)<F8>   U.S. traded security of a foreign issuer.

See Accompanying Notes to Financial Statements.

                       HIGH POINTE SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006

  Shares     COMMON STOCKS: 97.6%                                      Value
  ------     --------------------                                      -----
             AEROSPACE & DEFENSE: 2.3%
     2,350   Esterline Technologies Corp. (a)<F9>                   $   97,737
                                                                    ----------
             AUTOMOBILES: 1.7%
     9,650   Fleetwood Enterprises, Inc. (a)<F9>                        72,761
                                                                    ----------
             BEVERAGES: 2.5%
     8,150   Cott Corp. (a)<F9>(b)<F10>                                106,439
                                                                    ----------
             BUILDING PRODUCTS: 2.6%
     3,100   Simpson Manufacturing Co., Inc.                           111,755
                                                                    ----------
             CHEMICALS: 3.0%
     8,400   Hercules, Inc. (a)<F9>                                    128,184
                                                                    ----------
             COMMERCIAL SERVICES & SUPPLIES: 10.8%
     5,800   Adesa, Inc.                                               128,992
     3,400   Jackson Hewitt Tax Service, Inc.                          106,590
     2,200   United Stationers, Inc. (a)<F9>                           108,504
     3,100   Waste Connections, Inc. (a)<F9>                           112,840
                                                                    ----------
                                                                       456,926
                                                                    ----------
             COMMUNICATIONS EQUIPMENT: 2.5%
     4,800   Plantronics, Inc.                                         106,608
                                                                    ----------
             COMPUTERS & PERIPHERALS: 4.4%
     2,950   Avid Technology, Inc. (a)<F9>                              98,323
     2,200   Diebold, Inc.                                              89,364
                                                                    ----------
                                                                       187,687
                                                                    ----------
             CONSUMER FINANCE: 2.6%
     3,500   Cash America International, Inc.                          112,000
                                                                    ----------
             CONTAINERS & PACKAGING: 2.6%
     6,950   Crown Holdings, Inc. (a)<F9>                              108,212
                                                                    ----------
             EDUCATION/CONSUMER SERVICES: 3.0%
     8,900   Corinthian Colleges, Inc. (a)<F9>                         127,804
                                                                    ----------
             ELECTRICAL EQUIPMENT: 2.3%
     5,000   American Power Conversion Corp.                            97,450
                                                                    ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS: 5.5%
     6,350   Avnet, Inc. (a)<F9>                                       127,127
    30,750   Solectron Corp. (a)<F9>                                   105,165
                                                                    ----------
                                                                       232,292
                                                                    ----------
             ENERGY EQUIPMENT & SERVICES: 2.2%
     1,850   CARBO Ceramics, Inc.                                       90,890
                                                                    ----------
             FOOD PRODUCTS: 2.5%
     9,200   Del Monte Foods Co.                                       103,316
                                                                    ----------
             HEALTH CARE PROVIDERS & SERVICES: 2.6%
     3,600   United Surgical Partners
               International, Inc. (a)<F9>                             108,252
                                                                    ----------
             HOTELS, RESTAURANTS & LEISURE: 8.2%
     3,900   GTECH Holdings Corp.                                      135,642
     2,250   International Speedway Corp. - Class A                    104,333
     2,850   Speedway Motorsports, Inc.                                107,559
                                                                    ----------
                                                                       347,534
                                                                    ----------
             INSURANCE: 3.3%
     2,850   RenaissanceRe Holdings Ltd. (b)<F10>                      138,111
                                                                    ----------
             IT SERVICES: 1.5%
     2,800   MAXIMUS, Inc.                                              64,820
                                                                    ----------
             LEISURE EQUIPMENT & PRODUCTS: 2.1%
     2,350   RC2 Corp. (a)<F9>                                          90,851
                                                                    ----------
             MACHINERY: 6.9%
     3,800   AGCO Corp. (a)<F9>                                        100,016
     3,900   Briggs & Stratton Corp.                                   121,329
     2,950   Navistar International Corp. (a)<F9>                       72,599
                                                                    ----------
                                                                       293,944
                                                                    ----------
             MEDIA: 5.8%
     2,583   Cumulus Media, Inc., Class A (a)<F9>                       27,561
     4,200   Entercom Communications Corp.                             109,872
     7,700   Reader's Digest Association, Inc.                         107,492
                                                                    ----------
                                                                       244,925
                                                                    ----------
             OIL, GAS & CONSUMABLE FUELS: 2.3%
     5,000   Alpha Natural Resources, Inc. (a)<F9>                      98,100
                                                                    ----------
             REAL ESTATE: 2.3%
     2,700   American Home Mortgage Investment Corp.                    99,522
                                                                    ----------
             SEMICONDUCTOR & SEMICONDUCTOR
               EQUIPMENT: 2.3%
     3,250   Cabot Microelectronics Corp. (a)<F9>                       98,507
                                                                    ----------
             SPECIALTY RETAIL: 7.1%
     4,700   Foot Locker, Inc.                                         115,103
     5,750   RadioShack Corp.                                           80,500
     4,250   Rent-A-Center, Inc. (a)<F9>                               105,655
                                                                    ----------
                                                                       301,258
                                                                    ----------
             TEXTILES, APPAREL & LUXURY GOODS: 2.7%
     4,450   Timberland Co. (a)<F9>                                    116,145
                                                                    ----------
             TOTAL COMMON STOCKS
               (Cost $4,232,272)                                     4,142,030
                                                                    ----------
   Par       SHORT-TERM INVESTMENTS: 3.4%
   ---       ----------------------------
             FHLB Discount Note
  $142,000     4.602%, 7/3/2006                                        141,964
                                                                    ----------
             TOTAL SHORT-TERM INVESTMENTS
               (Cost $141,964)                                         141,964
                                                                    ----------
             TOTAL INVESTMENTS IN SECURITIES
               (Cost $4,374,236): 101.0%                             4,283,994
             Liabilities in Excess of Other Assets: (1.0)%             (40,578)
                                                                    ----------
             NET ASSETS: 100.0%                                     $4,243,416
                                                                    ----------
                                                                    ----------

FHLB - Federal Home Loan Bank.
(a)<F9>   Non-income producing security.
(b)<F10>  U.S. traded security of a foreign issuer.

See Accompanying Notes to Financial Statements.

                               HIGH POINTE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2006

                                                                    HIGH POINTE          HIGH POINTE
                                                                    SELECT VALUE          SMALL CAP
                                                                        FUND             EQUITY FUND
                                                                    ------------         -----------
ASSETS
   Investments in securities, at value (identified
     cost $42,550,313 and $4,374,236, respectively)                  $42,270,516          $4,283,994
   Cash                                                                    9,582                  --
   Receivables for:
       Fund shares sold                                                    9,432                  --
       Dividends and interest                                             38,874                 408
       Due from Advisor                                                       --               5,655
   Prepaid expenses                                                        8,458               6,056
                                                                     -----------          ----------
           Total assets                                               42,336,862           4,296,113
                                                                     -----------          ----------
LIABILITIES
   Due to Custodian                                                           --              20,104
   Payables for:
       Advisory fee                                                       16,920                  --
       Audit fees                                                         16,500              16,500
       Fund accounting fees                                                5,972               4,542
       Transfer agent fees                                                 4,838               3,176
       Administration fees                                                 4,175               2,466
       Shareholder reporting                                               3,304                 678
       Legal fees                                                          2,282               1,726
       Custody fees                                                        2,000               2,228
       Chief Compliance Officer fee                                        1,765                 210
   Accrued other expenses                                                    439               1,067
                                                                     -----------          ----------
           Total liabilities                                              58,195              52,697
                                                                     -----------          ----------
NET ASSETS                                                           $42,278,667          $4,243,416
                                                                     -----------          ----------
                                                                     -----------          ----------
CALCULATION OF NET ASSET
  VALUE PER SHARE
   Net assets applicable to shares outstanding                       $42,278,667          $4,243,416
   Shares issued and outstanding [unlimited number
     of shares (par value $0.01) authorized]                           4,086,765             394,228
   NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                      $     10.35          $    10.76
                                                                     -----------          ----------
                                                                     -----------          ----------
COMPONENTS OF NET ASSETS
   Paid-in capital                                                   $41,785,128          $3,946,822
   Undistributed net investment income (loss)                            110,233                  --
   Accumulated net realized gain on investments                          663,103             386,836
   Net unrealized depreciation on investments                           (279,797)            (90,242)
                                                                     -----------          ----------
           Net assets                                                $42,278,667          $4,243,416
                                                                     -----------          ----------
                                                                     -----------          ----------

See Accompanying Notes to Financial Statements.

                               HIGH POINTE FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2006

                                                                      HIGH POINTE         HIGH POINTE
                                                                      SELECT VALUE         SMALL CAP
                                                                          FUND            EQUITY FUND
                                                                      ------------        -----------
INVESTMENT INCOME
   Income
       Dividends (net of withholding taxes
         of $5,274 and $0, respectively)                                $402,207            $ 25,744
       Interest                                                           25,384               5,718
                                                                        --------            --------
           Total income                                                  427,591              31,462
                                                                        --------            --------
   Expenses
       Advisory fees (Note 3)                                            284,807              39,917
       Administration fees (Note 3)                                       39,443              29,999
       Fund accounting fees                                               31,632              28,259
       Transfer agent fees                                                31,198              19,233
       Audit fees                                                         16,667              16,667
       Custody fees                                                       14,487               9,209
       Registration fees                                                  13,450               5,312
       Legal fees                                                         11,528               7,038
       Chief Compliance Officer fee (Note 3)                               9,297               2,053
       Trustee fees                                                        7,674               7,236
       Miscellaneous                                                       4,920                 687
                                                                        --------            --------
           Total expenses                                                465,103             165,610
           Less: advisory fee waiver
             and reimbursement (Note 3)                                 (180,296)           (119,705)
                                                                        --------            --------
           Net expenses                                                  284,807              45,905
                                                                        --------            --------
               NET INVESTMENT INCOME (LOSS)                              142,784             (14,443)
                                                                        --------            --------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
   Net realized gain on investments                                      963,911             574,715
   Net change in unrealized
     depreciation on investments                                        (597,815)           (229,910)
                                                                        --------            --------
   Net realized and unrealized gain on investments                       366,096             344,805
                                                                        --------            --------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                      $508,880            $330,362
                                                                        --------            --------
                                                                        --------            --------

See Accompanying Notes to Financial Statements.

                         HIGH POINTE SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          December 28,
                                                                           2004*<F13>
                                                     Year Ended             through
                                                    June 30, 2006        June 30, 2005
                                                    -------------        -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                              $   142,784          $   14,201
   Net realized gain on investments                       963,911              88,166
   Net change in unrealized appreciation
     (depreciation) on investments                       (597,815)            318,018
                                                      -----------          ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                            508,880             420,385
                                                      -----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                             (46,752)                 --
   From net realized gain on investments                 (388,974)                 --
                                                      -----------          ----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (435,726)                 --
                                                      -----------          ----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F11>         33,457,553           8,327,575
                                                      -----------          ----------
   TOTAL INCREASE IN NET ASSETS                        33,530,707           8,747,960
                                                      -----------          ----------
NET ASSETS
   Beginning of period                                  8,747,960                  --
                                                      -----------          ----------
   END OF PERIOD                                      $42,278,667          $8,747,960
                                                      -----------          ----------
                                                      -----------          ----------
   Accumulated net investment income                  $   110,233          $   14,201
                                                      -----------          ----------
                                                      -----------          ----------

(a)<F11>   A summary of share transactions is as follows:

                                                                           December 28, 2004*<F13>
                                             Year Ended                            through
                                            June 30, 2006                       June 30, 2005
                                     ---------------------------         ---------------------------
                                     Shares      Paid-in Capital         Shares      Paid-in Capital
                                     ------      ---------------         ------      ---------------
Shares sold                         3,446,910      $35,734,424           909,722       $8,843,892
Shares issued on
  reinvestments of
  distributions                        39,112          402,853                --               --
Shares redeemed**<F12>               (255,731)      (2,679,724)          (53,248)        (516,317)
                                    ---------      -----------           -------       ----------
Net increase                        3,230,291      $33,457,553           856,474       $8,327,575
                                    ---------      -----------           -------       ----------
                                    ---------      -----------           -------       ----------
**<F12>   Net of redemption
            fees of                                $        --                         $    1,034
                                                   -----------                         ----------
                                                   -----------                         ----------

*<F13>   Commencement of operations.

See Accompanying Notes to Financial Statements.

                       HIGH POINTE SMALL CAP EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          December 28,
                                                                           2004*<F16>
                                                       Year Ended           through
                                                     June 30, 2006       June 30, 2005
                                                     -------------       -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                 $  (14,443)         $   (3,179)
   Net realized gain on investments                       574,715              38,496
   Net change in unrealized appreciation
     (depreciation) on investments                       (229,910)            139,668
                                                       ----------          ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                            330,362             174,985
                                                       ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain on investments                 (208,753)                 --
                                                       ----------          ----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (208,753)                 --
                                                       ----------          ----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F14>          1,348,753           2,598,069
                                                       ----------          ----------
   TOTAL INCREASE IN NET ASSETS                         1,470,362           2,773,054
                                                       ----------          ----------
NET ASSETS
   Beginning of period                                  2,773,054                  --
                                                       ----------          ----------
   END OF PERIOD                                       $4,243,416          $2,773,054
                                                       ----------          ----------
                                                       ----------          ----------
   Accumulated net investment income                   $       --          $       --
                                                       ----------          ----------
                                                       ----------          ----------

(a)<F14>   A summary of share transactions is as follows:

                                                                           December 28, 2004*<F16>
                                             Year Ended                            through
                                            June 30, 2006                       June 30, 2005
                                     ---------------------------         ---------------------------
                                     Shares      Paid-in Capital         Shares      Paid-in Capital
                                     ------      ---------------         ------      ---------------
Shares sold                           134,908       $1,475,666           299,354       $2,888,957
Shares issued on
  reinvestments of
  distributions                        19,957          208,753                --               --
Shares redeemed**<F15>                (29,948)        (335,666)          (30,043)        (290,888)
                                      -------       ----------           -------       ----------
Net increase                          124,917       $1,348,753           269,311       $2,598,069
                                      -------       ----------           -------       ----------
                                      -------       ----------           -------       ----------
**<F15>   Net of redemption
            fees of                                 $      503                         $    5,936
                                                    ----------                         ----------
                                                    ----------                         ----------

*<F16>   Commencement of operations.

See Accompanying Notes to Financial Statements.

                         HIGH POINTE SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     December 28,
                                                                      2004*<F17>
                                                  Year Ended           through
                                                June 30, 2006       June 30, 2005
                                                -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.21              $10.00
                                                    ------              ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.05^<F21>          0.02^<F21>
   Net realized and unrealized
     gain on investments                              0.23                0.19
                                                    ------              ------
Total from investment operations                      0.28                0.21
                                                    ------              ------
LESS DISTRIBUTIONS:
   From net investment income                        (0.01)                 --
   From net realized gain on investments             (0.13)                 --
                                                    ------              ------
Total distributions                                  (0.14)                 --
                                                    ------              ------
Redemption fees retained                                --                0.00#<F20>^<F21>
                                                    ------              ------
NET ASSET VALUE, END OF PERIOD                      $10.35              $10.21
                                                    ------              ------
                                                    ------              ------
TOTAL RETURN                                          2.75%               2.10%++<F19>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $42,279              $8,748
Ratio of expenses to average net assets:
   Before expense reimbursement                       1.63%               3.51%+<F18>
   After expense reimbursement                        1.00%               1.00%+<F18>
Ratio of net investment income (loss)
  to average net assets:
   Before expense reimbursement                      (0.13)%             (2.03)%+<F18>
   After expense reimbursement                        0.50%               0.48%+<F18>
Portfolio turnover rate                              58.93%              28.19%++<F19>

*<F17>    Commencement of operations.
+<F18>    Annualized.
++<F19>   Not annualized.
#<F20>    Amount is less than $0.01.
^<F21>    Based on average shares outstanding.

See Accompanying Notes to Financial Statements.

                       HIGH POINTE SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     December 28,
                                                                      2004*<F22>
                                                  Year Ended           through
                                                June 30, 2006       June 30, 2005
                                                -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.30              $10.00
                                                    ------              ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                               (0.04)^<F26>        (0.02)^<F26>
   Net realized and unrealized
     gain on investments                              1.09                0.29
                                                    ------              ------
Total from investment operations                      1.05                0.27
                                                    ------              ------
LESS DISTRIBUTIONS:
   From net investment income                           --                  --
   From net realized gain on investments             (0.59)                 --
                                                    ------              ------
Total distributions                                  (0.59)                 --
                                                    ------              ------
Redemption fees retained                              0.00#<F25>^<F26>    0.03^<F26>
                                                    ------              ------
NET ASSET VALUE, END OF PERIOD                      $10.76              $10.30
                                                    ------              ------
                                                    ------              ------
TOTAL RETURN                                         10.31%               3.00%++<F24>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $4,243              $2,773
Ratio of expenses to average net assets:
   Before expense reimbursement                       4.14%               9.83%+<F23>
   After expense reimbursement                        1.15%               1.15%+<F23>
Ratio of net investment loss
  to average net assets:
   Before expense reimbursement                      (3.35)%             (9.05)%+<F23>
   After expense reimbursement                       (0.36)%             (0.37)%+<F23>
Portfolio turnover rate                             118.67%              65.41%++<F24>

*<F22>    Commencement of operations.
+<F23>    Annualized.
++<F24>   Not annualized.
#<F25>    Amount is less than $0.01.
^<F26>    Based on average shares outstanding.

See Accompanying Notes to Financial Statements.

                               HIGH POINTE FUNDS

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2006

NOTE 1 - ORGANIZATION

   High Pointe Funds are a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The accompanying financial statements include the High Pointe Select Value Fund ("Select Value Fund") and the High Pointe Small Cap Equity Fund ("Small Cap Equity Fund") (each a "Fund" and collectively the "Funds").

   The investment objective of the Select Value Fund is to seek long-term capital appreciation by investing mainly in medium and large-capitalization companies whose stocks are considered by High Pointe Capital Management, LLC (the "Advisor") to be undervalued.

   The investment objective of the Small Cap Equity Fund is to seek long-term capital appreciation by normally investing in 30 - 50 small cap equity securities diversified across a minimum of 10 industries.

   Both Funds began operations on December 28, 2004.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

   B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

   D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

   E. Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended June 30, 2006, the Small Cap Equity Fund increased undistributed net investment loss and decreased accumulated net realized gain on investments by $14,443. These reclassifications have no effect on net assets or net asset value per share.

   F. Redemption Fees: The Select Value Fund charges a 1% redemption fee to shareholders who redeem shares held for less than three months, while the Small Cap Equity Fund charges a 2% redemption fee to shareholders who redeem shares held for less than three months. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

   G. New Accounting Pronouncement: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   For the year ended June 30, 2006, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1% based upon the average daily net assets of each Fund. For the year ended June 30, 2006, the Select Value Fund and the Small Cap Equity Fund incurred $284,807 and $39,917, respectively in advisory fees.

   The Funds are responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.00% of average daily net assets of the Select Value Fund and 1.15% of average daily net assets of the Small Cap Equity Fund. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.
Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended June 30, 2006, the Advisor reduced its fees and absorbed Fund expenses in the amount of $180,296 for the Select Value Fund and $119,705 for the Small Cap Equity Fund.

   Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

                                 2008           2009          Total
                                 ----           ----          -----
   Select Value Fund           $75,247        $180,296       $255,543
   Small Cap Equity Fund       $73,985        $119,705       $193,690

   U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

   Fund asset level                          Fee rate
   ----------------                          --------
   Less than $25 million                     $30,000
   $25 million to less than $100 million 0.12% of average daily net assets $100 million to less than $200 million 0.08% of average daily net assets
   More than $200 million                    0.04% of average daily net assets

   For the year ended June 30, 2006, the Select Value Fund and the Small Cap Equity Fund incurred $39,443 and $29,999, respectively, in administration fees.

   U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds' custodian.

   Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

   The officers of the Trust are employees of the Administrator.

   For the year ended June 30, 2006 the Select Value Fund and the Small Cap Equity Fund were allocated $9,297 and $2,053, respectively, of the Chief Compliance Officer Fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

   For the year ended June 30, 2006, the cost of purchases, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were $49,237,691 and $5,590,796, respectively. The proceeds from sales of securities, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were $16,260,314 and $4,552,140, respectively.

NOTE 5 - LINE OF CREDIT

   The Select Value Fund and Small Cap Equity Fund have a line of credit in the amount of $10,000,000 and $1,275,000, respectively. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds' custodian, U.S. Bank, N.A. During the year ended June 30, 2006, the Funds did not draw upon the line of credit.

NOTE 6 - INCOME TAXES

   Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

   The distributions paid by the Funds during the years ended June 30, 2006 and June 30, 2005 were characterized as follows:

                             Select Value Fund           Small Cap Equity Fund
                          ----------------------        ----------------------
                          6/30/06        6/30/05        6/30/06        6/30/05
                          -------        -------        -------        -------
   Ordinary income        $435,726       $     --       $208,753       $     --

   As of June 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                Select               Small Cap
                                              Value Fund            Equity Fund
                                              ----------            -----------
   Cost of investments for tax purposes       $42,630,136           $4,394,011
                                              -----------           ----------
                                              -----------           ----------
   Gross tax unrealized appreciation            1,855,699              253,435
   Gross tax unrealized depreciation           (2,215,319)            (363,452)
                                              -----------           ----------
   Net tax unrealized depreciation            $  (359,620)          $ (110,017)
                                              -----------           ----------
                                              -----------           ----------
   Undistributed ordinary income              $   747,454           $  398,776
   Undistributed long-term capital gain       $   105,705           $    7,835
                                              -----------           ----------
   Total distributable earnings               $   853,159           $  406,611
                                              -----------           ----------
                                              -----------           ----------
   Total accumulated earnings                 $   493,539           $  296,594
                                              -----------           ----------
                                              -----------           ----------

                               HIGH POINTE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND
SHAREHOLDERS OF ADVISORS SERIES TRUST

We have audited the accompanying statements of assets and liabilities of High Pointe Select Value Fund and High Pointe Small Cap Equity Fund (the "Funds"), each a series of Advisors Series Trust, including the schedules of investments, as of June 30, 2006, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 28, 2004 to June 30, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Pointe Select Value Fund and High Pointe Small Cap Equity Fund as of June 30, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period December 28, 2004 to June 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

                              TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
JULY 28, 2006

                               HIGH POINTE FUNDS

NOTICE TO SHAREHOLDERS AT JUNE 30, 2006 (UNAUDITED)

   For the year ended June 30, 2006, the Select Value Fund and Small Cap Equity Fund designated $435,726 and $208,753, respectively, as ordinary income for purposes of the dividends paid deduction.

   For the year ended June 30, 2006, certain dividends paid may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the Select Value Fund and Small Cap Equity Fund were 38%, and 6%, respectively.

   For corporate shareholders in the Select Value Fund and the Small Cap Equity Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2006 were 32% and 6%, respectively.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

   A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 984-1099 or on the U.S. Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
                                ------------------

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE PERIOD ENDED JUNE 30, 2006

   Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2006 is available without charge, upon request, by calling (800) 984-1099. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at
http://www.sec.gov.
------------------

QUARTERLY FILINGS ON FORM N-Q

   The High Pointe Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The
                                                     ------------------
Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

   Information included in the Funds' Form N-Q is also available by calling
(800) 984-1099.

                               HIGH POINTE FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

NAME, AGE                                                                                     NUMBER OF
ADDRESS                                                                                      PORTFOLIOS
POSITION HELD WITH FUNDS                                                     TRUSTEE          OVERSEEN
PRINCIPAL OCCUPATION(S) AND OTHER                                            OF FUNDS          IN FUND
DIRECTORSHIPS DURING PAST FIVE YEARS                                       SINCE*<F27>     COMPLEX**<F28>
------------------------------------                                       -----------     --------------
Walter E. Auch, Born 1921                                                      1997               2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber.
Other Directorships: Nicholas-Applegate Funds, Citigroup, Pimco
Advisors LLP, Senele Group and UBS Capital Management

James Clayburn LaForce, Born 1928                                              2002               2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group, The
Metzler/Payden Investment Group, Arena Pharmaceuticals and Cancervax

Donald E. O'Connor, Born 1936                                                  1997               2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Financial Consultant, formerly Executive Vice President and Chief
Operating Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934                                                    2002               2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Born 1939                                               1997               2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Senior Vice President, Information Services, Federal Home Loan
Bank of San Francisco.
Other Directorships: None

INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957***<F29>                                             1997               2
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Formerly Senior Vice President, U.S. Bancorp Fund Services, LLC, the
Funds' administrator (since July 2001); formerly, Executive Vice
President, Investment Company Administration, LLC ("ICA").

Robert M. Slotky, Born 1947                                                    N/A               N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund Services, LLC, the Funds'
administrator (since July 2001); formerly
Senior Vice President, ICA.

Rodney A. DeWalt, Born 1967                                                    N/A               N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary, AML Officer
Senior Counsel, Fund Administration, U.S. Bancorp Fund Services,
LLC (since January 2003); Thrivent Financial for Lutherans from
2000 to 2003; Attorney Private Practice, 1997 to 2000.

Douglas G. Hess, Born 1967                                                     N/A               N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

  *<F27>   The term for each Trustee is indefinite.
 **<F28> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.
***<F29> Mr. Banhazl is an "interested person" of the Trust as defined under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust.

The Statement of Additional Information includes additional information about the Funds' officers and trustees and is available, without charge, upon request by calling 1-800-984-1099.

                                    ADVISOR
                      High Pointe Capital Management, LLC
                         1110 Lake Cook Road, Suite 372
                         Buffalo Grove, Illinois  60089

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202
                                 (800) 984-1099

                                   CUSTODIAN
                                U.S. Bank, N.A.
                      1555 N. RiverCenter Drive, Suite 302
                              Milwaukee, WI 53212

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           Tait, Weller & Baker, LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call (800) 984-1099. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no other services provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                            FYE  6/30/2006        FYE  6/30/2005
                            --------------        --------------

Audit Fees                      $28,200               $27,600
Audit-Related Fees              N/A                   N/A
Tax Fees                        $4,800                $4,400
All Other Fees                  N/A                   N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees               FYE 6/30/2006       FYE 6/30/2005
----------------------               -------------       -------------
Registrant                                N/A                 N/A
Registrant's Investment Adviser           N/A                 N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   ---------------------------------------------------

     By (Signature and Title)*<F30>  /s/ Eric M. Banhazl
                                     ---------------------------------
                                     Eric M. Banhazl, President

     Date    9/6/06
            ----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F30>  /s/ Eric M. Banhazl
                                     ---------------------------------
                                     Eric M. Banhazl, President

     Date    9/6/06
            ----------------------------------------------------------

     By (Signature and Title)*<F30>  /s/ Douglas G. Hess
                                     ---------------------------------
                                     Douglas G. Hess, Treasurer

     Date    9/6/06
            ----------------------------------------------------------

*<F30> Print the name and title of each signing officer under his or her signature.